Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Trade Receivables	$3,947	$1,299
Less: Allowances for Doubtful Accounts	(67)	(67)
Total	$3,880	$1,232
Accounts receivable, net consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Trade receivables	$1,299	$2,041
Less: allowances for doubtful accounts	(67)	(67)
Total	$1,232	$1,974